Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Details of guarantees
(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Confirmed guarantees
Guarantee for loans	58,205	60,571
Acceptances	467,964	617,599
Guarantees in acceptances of imported goods	74,916	75,265
Other confirmed guarantees	8,050,815	10,337,850

Sub-total	8,651,900	11,091,285

Unconfirmed guarantees
Local letters of credit	161,608	167,580
Letters of credit	2,873,350	3,213,170
Other unconfirmed guarantees	1,516,585	1,558,187

Sub-total	4,551,543	4,938,937

Commercial paper purchase commitments and others	589,858	581,040

Total (*)	13,793,301	16,611,262

(*)	Includes financial guarantees of 3,661,656 million Won and 4,156,790 million Won as of December 31, 2023 and December 31, 2024, respectively.

Disclosure of commitments
(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Loan commitments	126,829,192	133,863,588
Other commitments (*)	7,339,952	6,564,353

(*)	As of December 31, 2023 and 2024, the amount of unsecured bills (purchase bills sales) and etc. are 2,485,853 million w on and 1,992,030 million w on, respectively.